Annual Fund Operating Expenses - INVESCO EQUALLY-WEIGHTED S&P 500 FUND	Dec. 17, 2021
Class A
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.52%
Class C
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.94%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.21%
Class R
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.77%
Class Y
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.27%
Class R6
Operating Expenses:
Management Fees	0.11%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.16%